Intangible Assets - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 2,723,718	$ 2,662,306
Accumulated amortization of intangible assets	1,773,368	1,680,991
Finite-Lived Intangible Assets, Net, Total	950,350	981,315
Brands [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	166,746	162,575
Accumulated amortization of intangible assets	120,345	113,474
Software development costs [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	973,658	935,888
Accumulated amortization of intangible assets	705,223	664,536
Customer Relationships
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,542,205	1,524,623
Accumulated amortization of intangible assets	915,174	873,840
Computer Software [Member]
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	41,109	39,220
Accumulated amortization of intangible assets	$ 32,626	$ 29,141